Related party transactions - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables	$ 38,719	$ 26,790
Accounts payable	(374,986)	(353,468)
Equity method investments | Lacoop II, S.C
Related Party Transaction [Line Items]
Other receivables	2,779	2,423
Accounts payable	(5,965)	(5,376)
Equity method investments | Saile
Related Party Transaction [Line Items]
Other receivables	710	319
Accounts payable	$ 0	$ 0